Note 2 - Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
(
6
) REVENUES:

The Company operates in
one
business segment, which primarily focuses on the development and commercialization of innovative cyclodextrin-based products for the treatment of people with serious and life threatening rare diseases and medical conditions. The Company considers there to be revenue concentration risks for regions where net product revenues exceed
10%
of consolidated net product revenues. The concentration of the Company’s net product revenues within the regions below may
have a material adverse effect on the Company’s revenues and results of operations if sales in the respective regions experience difficulties. See Note
1
(g) – Revenue Recognition for additional discussion.

Revenues by product are summarized as follows:

	Three Months Ended
	March 31 ,
	2019	2018
Trappsol Cyclo	$30,096	$30,096
Trappsol HPB	70,867	74,762
Trappsol research	65,852	61,025
Aquaplex	52,560	29,455
Other	1,451	2,731
Total revenues	$220,826	$198,069

Substantially all of our sales of Trappsol® Cyclo™ for the
three
months ended
March 31, 2019
and
March 31, 2018
were to a particular customer who exports the drug to South America. Substantially all of our Aquaplex sales are to one
customer.

(
2
) REVENUES:

The Company operates in
one
business segment, which primarily focuses on the development and commercialization of innovative cyclodextrin-based products for the treatment of people with serious and life threatening rare diseases and medical conditions. The Company considers there to be revenue concentration risks for regions where net product revenues exceed
10%
of consolidated net product revenues. The concentration of the Company’s net product revenues within the regions below may
have a material adverse effect on the Company’s revenues and results of operations if sales in the respective regions experience difficulties. The Company adopted the requirements of ASC
606
on
January 1, 2018
using the modified retrospective method. See Note
1
(h) – Revenue Recognition for additional discussion.

Revenues by product are summarized as follows:

	Year Ended
	December 31 ,
	2018	2017
Trappsol ® Cyclo™	$166,596	$342,231
Trappsol ® HPB	484,101	710,939
Trappsol ® Fine Chemical	233,910	130,982
Aquaplex ®	116,806	17,760
Other	10,064	35,844
Total revenues	$1,011,477	$1,237,756

All of our sales of Trappsol
®
Cyclo™ for the year ended
December 31, 2018
and
84%
of our sales of Trappsol
®
Cyclo™ for the year ended
December 31, 2017
were to a single customer who exports the drug to South America. Substantially all of our Aquaplex
®
sales are to
one
customer.